Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
schedule of outstanding stock options

At June 18, 2021, the date of the Company’s conversion to an S.p.A., and at December 31, 2021, there were no outstanding stock options.

	Number of Options on Quota	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, vested and expected to vest as of December 31, 2019	982	€1	2	€1,056,316
Granted	-	-	-	-
Vested and exercised	436	1	1	472,184
Cancelled or forfeited	-	-	-	-
Outstanding, vested and expected to vest as of December 31, 2020	546	1	1	584,132
Exercisable as of December 31, 2020	-	-	-	-
Granted	169	1	-	183,831
Vested and exercised	715	1	-	777,920
Outstanding, vested and expected to vest as of December 31, 2021	-	-	-	-
Exercisable as of December 31, 2021	-	€-	-	€-

schedule of share based compensation expenses

The Company’s share-based compensation expense for the years ended December 31, 2021, 2020, and 2019 is represented by the following table:

	Year Ended December,
	2021	2020	2019
	(in Euros)
Research & development expense	€82,669	€-	€21,804
Research & development expense - related party (Note 12)	179,480	326,400	581,949
General & administrative expense	234,955	133,794	137,057
Total	€497,104	€460,194	€740,810
Unrecognized expense	€-	€313,273	€769,779